Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 664,300	4,181,038	5,856,132
Restricted cash	227,567	1,432,282	644,928
Accounts receivable, net	338,483	2,130,377	1,909,319
Inventories	424,366	2,670,919	2,524,956
Prepayments to suppliers	61,478	386,939	573,937
Value-added tax recoverable	150,778	948,982	931,830
Amounts due from and prepayments to related parties	88,268	555,542	291,564
Prepaid expenses and other current assets	68,671	432,216	174,395
Total current assets	2,023,911	12,738,295	12,907,061
Long-term prepayments to suppliers	210,158	1,322,714	504,326
Property, plant and equipment, net	1,968,443	12,389,184	9,933,956
Land use rights	83,131	523,219	358,834
Intangible assets, net	17,539	110,386	160,494
Goodwill			273,666
Other assets	63,492	399,615	50,157
Total assets	4,366,674	27,483,413	24,188,494
Current liabilities:
Short-term borrowings, including current portion of long-term debt	1,306,833	8,225,076	5,857,878
Accounts payable	473,034	2,977,230	2,475,415
Advances from customers	142,045	894,021	1,001,292
Amounts due to related parties	38,541	242,575	84,481
Convertible senior notes	1,465	9,218
Senior secured convertible notes	20,675	130,127
Other current liabilities and accrued expenses	74,893	471,365	363,912
Total current liabilities	2,057,486	12,949,612	9,782,978
Convertible senior notes			8,121
Senior secured convertible notes			83,213
Medium-term notes	382,337	2,406,391	1,001,128
Long-term debt, excluding current portion	548,451	3,451,899	2,496,482
Reserve for inventory purchase commitments	122,516	771,102
Other liabilities	135,170	850,748	542,956
Total liabilities	3,245,960	20,429,752	13,914,878
Shareholders' equity:
Ordinary shares - Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 156,205,313 and 158,200,387 as of December 31, 2010 and 2011, respectively Outstanding shares: 156,205,313 and 152,633,366 as of December 31, 2010 and 2011, respectively	1,908	12,011	11,881
Additional paid-in capital	1,028,952	6,476,123	6,412,995
Treasury stock: nil and 5,567,021 as of December 31, 2010 and 2011, respectively, at cost	(19,675)	(123,838)
Accumulated other comprehensive income	22,085	138,999	59,183
Retained earnings (Accumulated deficit)	(213,238)	(1,342,098)	1,866,813
Total equity attributable to Yingli Green Energy	820,032	5,161,197	8,350,872
Noncontrolling interests	300,682	1,892,464	1,922,744
Total shareholders' equity	1,120,714	7,053,661	10,273,616
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,366,674	27,483,413	24,188,494